PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET
6.
PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Electronic equipment	214,235	196,173
Building	189,965	491,082
Leasehold improvement	80,705	81,377
Furniture and office equipment	21,180	11,975
Software	7,183	12,697
Construction in progress	268,515	10,182
Total	781,783	803,486
Less: Accumulated depreciation	(77,445)	(123,168)
Accumulated impairment loss	—	(309)
	704,338	680,009

Depreciation expenses were RMB11,919, RMB55,751 and RMB108,446 for the years ended December 31, 2019, 2020 and 2021, respectively.

As a result of the changes in the regulatory environment of the online education industry and the Business Restructuring, the Group performed an impairment assessment on property, equipment and software in 2021 and reduces the carrying value of the property and equipment related to K-9 business to its estimated fair value based on market approach. The Group recorded impairment losses on property, equipment and software amounted to nil, and RMB28,918 during the years ended December 31, 2020 and 2021.